EQUITY-BASED COMPENSATION (Summary of RSU Activity) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
EGH 2021 Plan [Member] | Time Vested Restricted Stock Units [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units | shares	961,371
Granted, Units | shares	942,399
Released, Units | shares	(454,116)
Forfeited, Units | shares	(107,118)
Outstanding balances at end, Units | shares	1,342,536
Outstanding balances at beginning, Weighted-Average Exercise Price	$ 26.5
Granted, Weighted-Average Exercise Price	21.82
Released, Weighted-Average Exercise Price	27.37
Forfeited, Weighted-Average Exercise Price	5.41
Outstanding balances at end, Weighted-Average Exercise Price	$ 23.2
EGH 2021 Plan [Member] | Market / Market and Time Vested RSUs [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units | shares	229,663
Granted, Units | shares	0
Released, Units | shares	(17,427)
Forfeited, Units | shares	(2,384)
Outstanding balances at end, Units | shares	209,852
Outstanding balances at beginning, Weighted-Average Exercise Price	$ 25.59
Granted, Weighted-Average Exercise Price	0
Released, Weighted-Average Exercise Price	29.44
Forfeited, Weighted-Average Exercise Price	24.82
Outstanding balances at end, Weighted-Average Exercise Price	$ 25.27
Replacement Awards under WWE 2016 Plan [Member] | Restricted Stock Units (RSUs) [Member]
EQUITY-BASED COMPENSATION [Line Items]
Assumed from WWE, Units | shares	1,011,215
Vested, Units | shares	(209,982)
Forfeited, Units | shares	(146,581)
Dividend equivalents, Units | shares	46,438
Outstanding balances at beginning, Weighted-Average Exercise Price	$ 701,090
Assumed from WWE, Weighted-Average Exercise Price	100.65
Vested, Weighted-Average Exercise Price	100.65
Forfeited, Weighted-Average Exercise Price	100.65
Dividend equivalents, Weighted-Average Exercise Price	100.65
Outstanding balances at end, Weighted-Average Exercise Price	$ 100.65
TKO 2023 Plan [Member] | Restricted Stock Units (RSUs) [Member]
EQUITY-BASED COMPENSATION [Line Items]
Outstanding balances at beginning, Units | shares	0
Granted, Units | shares	935,536
Vested, Units | shares	0
Forfeited, Units | shares	0
Outstanding balances at end, Units | shares	935,536
Outstanding balances at beginning, Weighted-Average Exercise Price	$ 0
Granted, Weighted-Average Exercise Price	91.23
Vested, Weighted-Average Exercise Price	0
Forfeited, Weighted-Average Exercise Price	0
Outstanding balances at end, Weighted-Average Exercise Price	$ 91.23